Costs (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Costs
Inventories at the beginning of the year	$ (24,187)	$ (26,902)	$ 24,038
Purchases and expenses	110,001	115,852	101,170
Currency translation adjustments	(1,062)	56	(1,266)
Transfers	0	(1,605)	0
Disposals	(2,861)	(2,573)	0
Inventories at the end of the year	(21,024)	(24,187)	(26,902)
Total costs	$ 109,241	$ 114,445	$ 97,040